Related Party Disclosures	12 Months Ended
Jun. 30, 2024
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES

22. RELATED PARTY DISCLOSURES

(a)	Identification of related parties

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties also include Key Management Personnel defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The Key Management Personnel include all the Directors of the Group.

The Group has related party relationship with its subsidiaries, Directors and companies in which Directors of the Group have interest.

(b)	The Group had the following transactions with related parties during the financial year:

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Ultimate holdings company
- Management fee#	-	-	(704,000)
- Project management fee income	-	-	850,000

Related companies
- Project management fee income	-	29,105,000	6,000,000
- Rendering of information technology system	25,000,000	-	722,595
- Project management fee expenses&	(12,000,000)	(2,903,333)	(1,893,001)

Related parties
- Sale of goods	-	77,304,000	-
- Rendering of information technology system	-	-	154,000,000
- Purchase of property, plant and equipment	(30,000,000)	-	-
- Renovation work expenses	(30,000)	(1,200,000)	-
- Rental paid	(132,000)	(132,000)	(121,000)

#

ARB Berhad charges management fee for administrative support service provided. The Director office cost comprise of director salary, defined contribution plan, social security contributions and other employee benefit. These costs were allocated based on ratio from gross profit contribution and assets among ARB Berhad’s subsidiaries.

&	Other than the above management fee, ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.

The related party transactions described above were carried out on agreed contractual terms and conditions and in the ordinary course of business between the related parties of the Group.

(c)	Compensation of key management personnel

The key management personnel comprise the Directors of the Group and their remuneration during the financial year are disclosed in Note 21 to the consolidated financial statements.

Dato’ Sri Liew Kok Leong is the Chairman of the Board and Chief Executive Officer of the Group.

Dato’ Sri Liew Kok Leong has redesignated his positions from Executive Director to Executive Chairman of ARB Berhad on October 11, 2023.

Subsequently, Dato’ Sri Liew Kok Leong resigned from his positions as Executive Chairman of ARB Berhad on December 28, 2023.